CONCENTRATIONS OF CREDIT RISK (Details) - Total investments - Geographic - USD ($) $ in Billions	Dec. 31, 2015	Dec. 31, 2014
U.S.
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	$ 223.0	$ 216.3
MEXICO
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	22.5	29.7
UNITED KINGDOM
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	20.4	18.0
State and Municipalities
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	$ 29.3	$ 31.0